Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Assets

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Tax receivable	$2,325.8	$4,021.6
Prepaid expenses	1,007.0	1,559.9
Others	1,553.0	1,624.0

	$4,885.8	$7,205.5

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Current portion	$3,385.4	$4,222.4
Noncurrent portion	1,500.4	2,983.1

	$4,885.8	$7,205.5